Business Combination - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 22, 2019	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020	Dec. 30, 2019
Business Acquisition [Line Items]
Business acquisition, transaction costs			$ 23,700,000
Business Combination Consideration Transferred1	$ 44,500,000
Payments to Acquire Businesses Gross	37,500,000
Business Combination Consideration Transferred Equity Interests Issued and Issuable	7,000,000
Goodwill	6,527,000	$ 382,247,000	$ 382,190,000	$ 382,749,000	$ 376,000,000
Minimum [Member]
Business Acquisition [Line Items]
Goodwill	400,000
UBS Bank [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 35,000,000.0
lntegron LLC [Member]
Business Acquisition [Line Items]
Percentage of Voting Interests Acquired	100.00%
Stock Issued During Period Shares Acquisitions	573,016
Stock Issued During Period, Value, Acquisitions	$ 7,000,000.0
Business acquisition, transaction costs	700
Business Combination Consideration Transferred1	44,500,000
Payments to Acquire Businesses Gross	37,500,000
Business Combination Consideration Transferred Equity Interests Issued and Issuable	$ 7,000,000.0
Business Acquisition Share Price	$ 12
Business Acquisitions pro Forma Revenue		207,000,000.0
Business Acquisitions pro Forma Net Income Loss		15,900,000
Business Combination Acquisition Related Costs		$ 700,000
lntegron LLC [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Asset Useful Life	5 years
lntegron LLC [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite Lived Intangible Asset Useful Life	13 years